Share-based Compensation - Summary of Assumptions Used to Determine the Fair Value of Share Options Granted (Detail) - Share Incentive Plan 2015 [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years	5 years
Volatility	53.73%
Discount rate	0.85%
Fair value per ordinary share	$ 5.24